WARRANT AGREEMENTS (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Number of Warrants	4,807,107	4,752,107
Weighted Average Remaining Contractual Life (years)	2 years 7 months 21 days	4 years 11 months 23 days
Weighted Average Exercise Price	$ 2.06	$ 2.90
Number of Warrants Exercisable	3,271,107	3,101,026
Weighted Average Exercise Price	$ 2.09	$ 3.40
$1.00 - $7.00 [Member]
Range of Exercise Price Lower Limit	1.00	1.00
Range of Exercise Price Upper Limited	$ 7.00	$ 7.00
Number of Warrants	4,807,107	4,752,107
Weighted Average Remaining Contractual Life (years)	2 years 7 months 21 days	4 years 11 months 23 days
Weighted Average Exercise Price	$ 2.06	$ 2.90
Number of Warrants Exercisable	3,271,107	3,101,026
Weighted Average Exercise Price	$ 2.09	$ 3.40